Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in YPF's Net Proved Reserves (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018 Bbls MMBbls Bcf	Dec. 31, 2017 MMBbls Bcf	Dec. 31, 2016 MMBbls Bcf
Disclosure of information about consolidated structured entities [Line Items]
Estimated crude oil production | MMBbls	12	12	13
Estimated natural gas liquids production | MMBbls	2	2	2
Estimated natural gas production	61	64	60
Estimated Proved oil equivalent reserves	143	119	144
Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Estimated proved crude oil reserves | MMBbls	83	61	76
Estimated proved natural gas liquids reserves | MMBbls	8	6	8
Estimated proved natural gas reserves	288	289	337
Estimated barrel of oil equivalent production	24	25	27
Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Estimated proved natural gas reserves	349	364	467
Oil equivalent [Member]
Disclosure of information about consolidated structured entities [Line Items]
Natural gas converted to barrel of oil equivalent | Bbls	5,615